Financial risk management - Summary of Capital Management Indicator Return on Equity (Detail)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Financial Risk Management [Abstract]
Return on Equity	[1]	12.60%	13.50%

[1]	ROE is calculated using equity attributable to Sony Group Corporation’s stockholders and net income from continuing operations attributable to Sony Group Corporation’s stockholders, and the ROE for the fiscal year ended March 31, 2025 has also been represented accordingly.